Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues, net	$ 45,468	$ 58,344	$ 25,341
Expenses:
Voyage related costs and commissions	(6,352)	(17,357)	(9,589)
Vessel operating expenses	(11,623)	(12,481)	(12,454)
General and administrative expenses	(3,448)	(2,508)	(2,538)
Management fees, related parties	(728)	(702)	(716)
Management fees, other	(760)	(916)	(852)
Amortization of special survey costs	(388)	(384)	(406)
Depreciation	(5,503)	(6,100)	(4,898)
Allowance for credit losses	78	(118)	(11)
Loss on vessel held for sale			(2,389)
Gain/(Loss) from the sale of vessels, net	25,125	(466)
Total Expenses, net	(3,599)	(41,032)	(33,853)
Operating income/(loss)	41,869	17,312	(8,512)
Other expenses, net:
Loss from debt extinguishment	(379)	(34)	(541)
Gain/(loss) from financial derivative instruments	(59)	555
Interest and finance costs	(5,835)	(4,441)	(3,285)
Interest income	1,240
Total other expenses, net	(5,033)	(3,920)	(3,826)
Net income/(loss)	36,836	13,392	(12,338)
Loss attributable to non-controlling interest	201
Net income/(loss) attributable to Pyxis Tankers Inc.	37,037	13,392	(12,338)
Dividend Series A Convertible Preferred Stock	(810)	(885)	(555)
Net income/(loss) attributable to common shareholders	$ 36,227	$ 12,507	$ (12,893)
Income/(loss) per common share, basic	$ 3.38	$ 1.18	$ (1.43)
Income/(loss) per common share, diluted	$ 2.94	$ 1.06	$ (1.43)
Weighted average number of common shares, basic	10,701,059	10,613,672	8,994,768
Weighted average number of common shares, diluted	12,585,777	12,640,581	8,994,768